ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Sep. 30, 2019
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
NOTE 4. ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

Accounts payable, accrued liabilities and other payables are comprised of the following:

	September 30, 2019	September 30, 2018
Accounts Payable	$24,725	$22,100
Accrued Liabilities and Other Payables	218,380	187,920
TOTAL	$243,105	$210,020

The accounts payable comprises amounts owing to individuals for professional and technical services provided to the Company.

Items included in the accrued liabilities and other payables are accrued payroll, advances from employees, and accrued expenses for services received. As of September 30, 2019, the balance mainly consisted of advances from individuals of $181,104 and accrued payroll of $19,591. As of September 30, 2018, the balance mainly consisted of advances from individuals of $153,329 and accrued payroll of $19,591.